Other Payables	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Other Payables
Note 12:        Other Payables

	December 31,
	2022	2021

Employees and payroll accruals	2,471	1,639
Liability in respect of TEVA (see Note 16c)	417	417
Related parties	307	241
Deferred revenues	63	543
Other	901	780
	4,159	3,620